Share Capital (Details)					1 Months Ended	7 Months Ended	12 Months Ended
	May 20, 2024 $ / shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Feb. 28, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Nov. 24, 2017 USD ($) $ / shares shares
Share Capital [Line Items]
Number of votes per share							20
Shares owned							6,000,000
Share issued							1,775,000
Trading days							180 years
Gross proceeds of sale of share (in Dollars) | $						$ 49,000
Net proceeds (in Dollars) | $						$ 251,000
Number of escrow shares						125,000
Addition of proceeds (in Dollars) | $						$ 125,000
Gross proceeds of private placement (in Dollars) | $								$ 1,200,000
Cash in escrow (in Dollars) | $						125,000
Share capital (in Dollars) | $									$ 400
Transferred, shares				500,000
Options to purchase granted share	50,000
Exercisable per share (in Dollars per share) | $ / shares	$ 2
Share option expense (in Dollars) | $							$ 16,665	1,872
Percentage of expected dividend							0.00%
Option shares							50,000
Percentage of net income							5.00%
Nominal value							10.00%
Private Placement [Member]
Share Capital [Line Items]
Proceeds from issuance of shares (in Dollars) | $						$ 300,000
Gross proceeds of sale of share (in Dollars) | $							$ 500,000
Net proceeds (in Dollars) | $							452,475	$ 985,055
Reduced by fees (in Dollars) | $							$ 47,525
2023 Equity Incentive Plan [Member]
Share Capital [Line Items]
Share issued		175,000					175,000
Share capital (in Dollars) | $		$ 175,000
Share capital per share (in Dollars per share) | $ / shares		$ 1
Issuance of grants					2,000,000
SEA [Member]
Share Capital [Line Items]
Shares outstanding							9,400,000
Founders Share [Member]
Share Capital [Line Items]
Transfer of shares							600,000
OAPLT [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares									$ 11.93
Shares outstanding									800
Share issued									800
Investors [Member] | Private Placement [Member]
Share Capital [Line Items]
Share issued								1,250,000
Boustead Securities, LLC [Member]
Share Capital [Line Items]
Placement agent fees (in Dollars) | $							$ 40,000
Deposit agent fees (in Dollars) | $							$ 7,525
Share Option [Member]
Share Capital [Line Items]
Number of share option							50,000
Preference shares [member]
Share Capital [Line Items]
Shares issued							50,000,000
Per share (in Dollars per share) | $ / shares							$ 0.0002	$ 0.0002
Common shares authorized							50,000,000	50,000,000
Shares outstanding
Share issued
Ordinary shares [Member]
Share Capital [Line Items]
Shares issued							450,000,000
Per share (in Dollars per share) | $ / shares							$ 0.0002
Ordinary shares [Member] | SEA [Member]
Share Capital [Line Items]
Share issued							9,000,000
Class A Common Shares [Member]
Share Capital [Line Items]
Shares issued							9,400,000
Per share (in Dollars per share) | $ / shares							$ 0.0002	$ 0.0002
Common shares authorized							20,000,000	20,000,000
Shares outstanding							9,400,000	9,400,000
Share issued							9,400,000	9,400,000
Transferred, shares			100,000
Class A Common Shares [Member] | CEO [Member]
Share Capital [Line Items]
Share issued							1,000,000
Class A Common Shares [Member] | SEA [Member]
Share Capital [Line Items]
Shares issued							650,000
Shares owned							6,000,000
Share issued							9,400,000
Shares exchanged							9,000,000
Class A Common Shares [Member] | Founders Share [Member]
Share Capital [Line Items]
Share issued							1,000,000
Class B Common Shares [Member]
Share Capital [Line Items]
Shares issued							4,975,000
Per share (in Dollars per share) | $ / shares							$ 0.0002	$ 0.0002
Common shares authorized							430,000,000	430,000,000
Shares outstanding							4,975,000	4,475,000
Share issued							4,975,000	4,475,000
Number of shares sold							2,000,000
Price per share (in Dollars per share) | $ / shares							$ 0.25
Proceeds from issuance of shares (in Dollars) | $							$ 500,000
Gross proceeds of sale of share (in Dollars) | $								$ 214,945
Shares subscribed but not yet issued								125,000
Percentage of transaction share amounts						7.00%		7.00%
Warrants exercisable of per share (in Dollars per share) | $ / shares						$ 1
Warrants term						5 years
Class B Common Shares [Member] | CEO [Member]
Share Capital [Line Items]
Shares outstanding							9,400,000
Class B Common Shares [Member] | Private Placement [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares							$ 1	$ 1
Share issued						300,000		1,325,000
Gross proceeds of sale of share (in Dollars) | $								$ 500,000
Warrants exercisable of per share (in Dollars per share) | $ / shares								$ 1
Class B Common Shares [Member] | OAPLT [Member]
Share Capital [Line Items]
Share issued							75,000
Share capital (in Dollars) | $						$ 75,000
Class B Common Shares [Member] | Investors [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares								$ 1
Share issued								500,000
Class B Common Shares [Member] | Investors [Member] | Private Placement [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares						$ 1		$ 1
Share issued							500,000	700,000
Class B Common Shares [Member] | Three investors [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares								$ 2.5
Class B Common Shares [Member] | Boustead Warrants [Member]
Share Capital [Line Items]
Per share (in Dollars per share) | $ / shares							$ 1
Shares owned							35,000
Share issued						21,000	35,000	92,750
Warrants exercisable of per share (in Dollars per share) | $ / shares								$ 1
Class B Common Shares [Member] | Boustead Warrants [Member] | Private Placement [Member]
Share Capital [Line Items]
Share issued								1,250,000
Common Shares [Member] | Class B Common Shares [Member]
Share Capital [Line Items]
Shares outstanding							4,975,000